Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.00%	19.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	14.50%
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 76.0
Great Britain
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%
United Kingdom | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 96.4
United States
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	34.9
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	17.6
2032	1.1
2034	1.5
2036	3.7
2037	10.5
SWITZERLAND
Operating Loss Carryforwards [Line Items]
2022	6.0
2023	$ 0.7